Share-based compensation - Restricted stock units - Cost related to non-vested awards (Details) - Restricted stock units $ in Thousands	Dec. 31, 2023 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2023	$ 2,349
2024	1,353
2025	150
Total	$ 3,852